Movement of Deferred Tax Assets Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
At beginning of the year	$ 6,732	$ 10,125	$ 5,960
Current year addition (deduction)	(1,417)	(3,393)	4,165
At end of the year	$ 5,315	$ 6,732	$ 10,125